10. Convertible Note Payable (Details - Convertible note payable) - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 10, 2020	Sep. 30, 2020	Mar. 31, 2020	Aug. 04, 2019	Mar. 10, 2019
Face Value		$ 828,000	$ 754,000
Unamortized Discount		101,047	155,850
Carrying Value		726,953	$ 598,150
Convertible Note 1 [Member]
Inception Date			Oct. 04, 2019
Maturity	Oct. 04, 2020		Oct. 04, 2020
Coupon			8.00%
Face Value			$ 82,000	$ 910,000	$ 734,000
Unamortized Discount		$ 0	18,868
Carrying Value			$ 63,132
Convertible Note 2 [Member]
Inception Date		Oct. 31, 2019	Oct. 31, 2019
Maturity		Dec. 15, 2020	Dec. 15, 2020
Coupon		8.00%	8.00%
Face Value		$ 208,000	$ 208,000
Unamortized Discount		19,945	53,298
Carrying Value		$ 188,055	$ 154,702
Convertible Note 3 [Member]
Inception Date		Dec. 05, 2019	Dec. 05, 2019
Maturity		Dec. 05, 2020	Dec. 05, 2020
Coupon		8.00%	8.00%
Face Value		$ 62,000	$ 62,000
Unamortized Discount		4,685	13,021
Carrying Value		$ 57,315	$ 48,979
Convertible Note 4 [Member]
Inception Date		Dec. 31, 2019	Dec. 31, 2019
Maturity		Dec. 31, 2020	Dec. 31, 2020
Coupon		8.00%	8.00%
Face Value		$ 62,000	$ 62,000
Unamortized Discount		3,225	9,181
Carrying Value		$ 58,775	$ 52,819
Convertible Note 5 [Member]
Inception Date		Jan. 27, 2020	Jan. 27, 2020
Maturity		Jan. 27, 2021	Jan. 27, 2021
Coupon		8.00%	8.00%
Face Value		$ 184,000	$ 184,000
Unamortized Discount		11,101	26,509
Carrying Value		$ 172,899	$ 157,491
Convertible Note 6 [Member]
Inception Date		Feb. 19, 2020	Feb. 19, 2020
Maturity		Feb. 19, 2021	Feb. 19, 2021
Coupon		8.00%	8.00%
Face Value		$ 78,000	$ 78,000
Unamortized Discount		7,640	15,826
Carrying Value		$ 70,360	$ 62,174
Convertible Note 7 [Member]
Inception Date		Mar. 10, 2020	Mar. 10, 2020
Maturity		Mar. 10, 2021	Mar. 10, 2021
Coupon		8.00%	8.00%
Face Value		$ 78,000	$ 78,000
Unamortized Discount		9,374	19,147
Carrying Value		$ 68,626	$ 58,853